GENERAL AND ADMINISTRATIVE EXPENSES (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	45,790	40,486	35,468
Rent	14,677	13,334	11,297
General and administrative	7,955	8,016	7,981
Taxes other than income	6,374	5,422	3,976
Repair and maintenance	6,217	6,364	5,715
Billing and data processing	2,035	1,726	1,761
Consulting expenses	1,569	1,689	1,964
Inventory obsolescence	660	759	827
Insurance	181	181	192
Total general and administrative expenses	85,458	77,977	69,181